DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES	12 Months Ended
Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES
DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES

As at December 31,	2017	2016
Balance, beginning of year	$235.6	$194.3
Decommissioning, restoration and similar liabilities acquired during the year (Note 6(d))	—	5.8
Decommissioning, restoration and similar liabilities disposed during the year (Note 6(c))	—	(6.5)
Unwinding of discount in the current year for operating mines	24.4	13.6
Unwinding of discount in the current year for non-operating mines	2.3	1.8
Adjustments to decommissioning, restoration and similar liabilities during the year	47.6	20.3
Foreign exchange impact	(3.9)	14.4
Expenditures during the current year	(4.6)	(8.1)
Reclassification to liabilities relating to assets held for sale	(27.1)	—
Balance, end of year	$274.3	$235.6
Current (i)	$16.1	$13.4
Non-current	258.2	222.2
	$274.3	$235.6

(i)
The current portion of decommissioning, restoration and similar liabilities is included in the current portion of Note 25: Other Provisions and Liabilities to the Company's Consolidated Financial Statements.

Decommissioning, restoration and similar liabilities are calculated as the net present value of future cash flows, which total $413.4 million (December 31, 2016 - $356.8 million) using discount rates specific to the liabilities of 1.83% to 15.26% (December 31, 2016 - 1.2% to 19.09%). The settlement of the obligations is estimated to occur through to 2043. Decommissioning, restoration and similar liabilities of the Company's mines and projects are incurred in Brazilian Reais, Chilean Pesos, Argentine Pesos, Canadian Dollars and US Dollars. The liabilities, other than those denominated in US Dollars, are subject to translation gains and losses from one reporting period to the next in accordance with the Company's accounting policy for foreign currency translation of monetary items. Adjustments during the year reflect changes in estimates and assumptions including discount rates and inflation rates. The translation gains or losses, as well as changes in the estimates related to these liabilities are reflected in the carrying amounts of the related property, plant and equipment.